UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

February 28, 2007

1.814091.102

CTF-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Connecticut - 86.7%
Branford Gen. Oblig. 5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 538,810
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (c)	3,290,000	3,523,623
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (c)	2,305,000	2,468,678
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,253,350
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,793,904
5% 12/1/17 (FSA Insured)	1,830,000	2,002,587
5% 12/1/18 (FSA Insured)	1,635,000	1,783,638
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,447,552
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (c)	1,700,000	1,840,811
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,841,809
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,865,000	6,121,242
5.25% 10/1/10 (FGIC Insured) (b)	3,390,000	3,554,957
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,398,461
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,321,334
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,548,820
Connecticut Dev. Auth. Poll. Cont. Rev. (United Illuminating Co. Proj.) 3%, tender 2/1/09 (a)	3,240,000	3,167,100
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	5,044,800
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,064,140
Connecticut Gen. Oblig.:
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (c)	3,215,000	3,417,706
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (c)	5,995,000	6,372,985
Series 2002 D, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,442,250
Series 2002 E, 5.5% 11/15/12 (FSA Insured)	3,000,000	3,289,320
Series 2003 E, 5.25% 8/15/17 (Pre-Refunded to 8/15/13 @ 100) (c)	3,295,000	3,595,240
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,409,850
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series B:
5% 6/1/15 (MBIA Insured)	$ 7,500,000	$ 8,133,600
5.25% 6/1/18 (AMBAC Insured)	3,150,000	3,570,620
5.25% 6/1/19 (AMBAC Insured)	10,000,000	11,408,000
5.25% 6/1/20 (AMBAC Insured)	8,270,000	9,489,412
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (c)	6,325,000	6,753,139
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (c)	8,840,000	9,438,380
Series C, 5% 6/1/13	5,000,000	5,367,550
Series D:
5% 11/1/15	5,000,000	5,465,800
5.375% 11/15/16 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,442,250
5.375% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (c)	5,000,000	5,442,250
5.375% 11/15/20 (Pre-Refunded to 11/15/12 @ 100) (c)	2,435,000	2,650,376
Series E, 6% 3/15/12 (Escrowed to Maturity) (c)	35,000	38,730
Series F, 5% 12/1/21	2,000,000	2,180,120
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,150,400
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,917,919
(Eastern Connecticut Health Network Proj.) 5.125% 7/1/30	1,500,000	1,584,645
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,315,000	2,401,211
5.2% 8/1/38	4,190,000	4,336,566
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,052,590
5.5% 7/1/26 (MBIA Insured)	610,000	616,545
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,940,000	3,530,205
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,941,397
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,446,495
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,646,278
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,615,938
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	$ 13,000,000	$ 13,443,040
Series X1, 5% 7/1/42	14,015,000	14,774,327
(Yale-New Haven Hosp., Ct Proj.) Series J-1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,381,566
5% 7/1/18 (AMBAC Insured)	3,020,000	3,289,716
5% 7/1/19 (AMBAC Insured)	2,035,000	2,213,408
Series D1, 5.75% 7/1/30 (MBIA Insured)	2,000,000	2,140,760
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	350,000	348,845
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,611,291
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,084,630
5.5% 11/15/09 (MBIA Insured) (b)	5,500,000	5,672,150
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series A:
5% 7/1/15 (MBIA Insured)	5,010,000	5,476,381
5% 7/1/18 (AMBAC Insured)	2,000,000	2,169,760
5% 7/1/23 (AMBAC Insured)	3,260,000	3,512,585
7.125% 6/1/10	3,550,000	3,802,334
Series B:
5% 1/1/15 (FGIC Insured)	8,910,000	9,624,582
5.25% 7/1/16 (AMBAC Insured)	7,645,000	8,558,883
6.125% 9/1/12	7,130,000	7,770,559
6.5% 10/1/12	7,100,000	8,046,643
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	1,990,241
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A, 5% 8/15/35 (MBIA Insured)	1,000,000	1,071,250
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,836,578
5% 9/1/22 (MBIA Insured)	1,700,000	1,834,028
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,482,251
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,399,814
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A: - continued
5% 6/15/17 (AMBAC Insured) (b)	$ 775,000	$ 813,758
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,105,000	3,464,870
7.4% 9/1/08 (MBIA Insured)	370,000	390,258
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,137,780
6% 2/1/12 (MBIA Insured)	400,000	442,232
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,252,713
New Haven Gen. Oblig.:
Series C:
5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	33,392
5.125% 11/1/16 (Pre-Refunded to 11/1/12 @ 101) (c)	3,470,000	3,759,363
5% 2/1/14 (MBIA Insured)	2,080,000	2,251,288
5% 2/1/15 (MBIA Insured)	1,705,000	1,860,547
5% 11/1/15 (AMBAC Insured)	2,575,000	2,828,869
5% 11/1/16 (AMBAC Insured)	6,000,000	6,633,300
5% 2/1/20 (MBIA Insured)	1,925,000	2,077,306
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	505,000	550,349
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,118,050
5% 1/15/16 (AMBAC Insured)	1,025,000	1,125,655
5% 1/15/17 (AMBAC Insured)	1,025,000	1,132,430
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Series 18B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,966,001
Series A:
5.25% 8/1/19 (MBIA Insured)	1,020,000	1,164,095
5.25% 8/1/21 (MBIA Insured)	2,795,000	3,224,480
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,873,169
5.25% 7/15/14	6,565,000	7,175,676
5.25% 7/15/15	3,000,000	3,275,490
5.25% 2/1/21 (Pre-Refunded to 2/1/14 @ 100) (c)	1,045,000	1,144,871
5.25% 2/1/24 (Pre-Refunded to 2/1/14 @ 100) (c)	1,070,000	1,172,260
5.5% 7/15/13	2,675,000	2,923,401
5.5% 7/15/14	1,250,000	1,367,988
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (a)(b)	6,000,000	6,055,920
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,184,524
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Univ. of Connecticut Series A, 5% 1/15/17 (MBIA Insured)	$ 2,000,000	$ 2,153,680
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,160,350
West Hartford Gen. Oblig. Series A:
5% 1/15/14	1,135,000	1,231,509
5% 1/15/15	1,135,000	1,236,900
5% 1/15/16	1,135,000	1,231,554
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,716,443
		380,529,476
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/14	1,000,000	1,066,770
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	505,626
		1,572,396
Puerto Rico - 11.6%
Puerto Rico Commonwealth Gen. Oblig. Series A, 5.5% 7/1/18 (MBIA Insured)	1,820,000	2,107,888
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	2,950,000	3,257,243
Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	1,500,000	1,714,980
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,207,354
Series N, 5.25% 7/1/34 (d)	1,500,000	1,765,335
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	4,565,000	4,883,865
Series C, 5.5% 7/1/17 (AMBAC Insured)	6,000,000	6,897,060
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	13,235,000	14,038,497
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,561,850
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,428,141
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$ 800,000	$ 922,552
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,258,280
		51,043,045
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $420,014,203)	433,144,917
NET OTHER ASSETS - 1.3%	5,854,953
NET ASSETS - 100%	$ 438,999,870
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $419,937,622. Net unrealized appreciation aggregated $13,207,295, of which $13,379,174 related to appreciated investment securities and $171,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Florida
Municipal Income Fund

February 28, 2007

1.814101.102

SFL-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Florida - 94.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (d)	$ 945,000	$ 975,637
6.05% 11/15/16 (Escrowed to Maturity) (d)	6,230,000	6,988,129
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (c)	1,210,000	1,314,605
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (c)	1,505,000	1,552,603
Series J1, 5.75% 10/1/18 (AMBAC Insured) (c)	2,755,000	2,991,958
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	3,500,000	3,703,945
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,560,011
5.25% 7/1/20 (MBIA Insured)	3,000,000	3,217,860
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,447,218
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,587,356
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,370,716
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,822,457
City of Marco Island 5% 10/1/33 (MBIA Insured)	2,825,000	2,981,759
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,328,744
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,100,800
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,760,704
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,850,304
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000,000	1,099,120
5.25% 1/1/36 (FGIC Insured)	1,310,000	1,434,725
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	1,260,000	1,265,317
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,050,000	3,506,890
Flagler County School Board Ctfs. Series A, 5% 8/1/15 (FSA Insured)	2,005,000	2,166,182
Florida Board of Ed. Cap. Outlay:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,030,000	5,333,158
Series A, 5% 6/1/32	1,100,000	1,158,894
Series B:
5% 6/1/33	5,450,000	5,792,805
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Cap. Outlay: - continued
Series B:
5.375% 6/1/17	$ 5,000,000	$ 5,424,050
5.5% 6/1/16 (FGIC Insured)	2,825,000	3,095,381
Florida Board of Ed. Lottery Rev. Series 2002 A:
5.375% 7/1/15 (FGIC Insured)	5,360,000	5,850,226
5.375% 7/1/17 (FGIC Insured)	1,000,000	1,085,890
Florida Dept. of Children and Family Services Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025,000	2,169,160
5% 10/1/17	2,130,000	2,268,897
Florida Dept. of Envir. Protection Preservation Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,515,340
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360,000	3,607,968
5% 7/1/18	3,320,000	3,555,288
Florida Gen. Oblig.:
(Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	3,800,000	4,041,414
5.375% 7/1/15 (MBIA Insured)	2,110,000	2,295,490
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (d)	3,000,000	3,893,580
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) 5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,636,890
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,141,490
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	1,940,742
Series 1985 E:
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,400,902
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,575,783
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	1,010,000	1,093,224
Halifax Hosp. Med. Ctr. Rev. Series 06 A, 5.25% 6/1/19	2,375,000	2,524,886
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series A, 5% 11/15/15	1,000,000	1,068,980
Series B:
5% 11/15/15	1,000,000	1,068,220
5% 11/15/16	1,190,000	1,264,911
Series D, 6% 11/15/25 (Pre-Refunded to 11/15/12 @ 100) (d)	5,360,000	5,999,126
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
3.95%, tender 9/1/12 (b)	$ 6,800,000	$ 6,786,672
5%, tender 11/16/09 (b)	2,000,000	2,057,760
(Adventist Health Systems Proj.) Series 06 G:
5% 11/15/14	1,330,000	1,419,083
5% 11/15/15	1,000,000	1,070,490
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A, 5% 10/1/08	1,000,000	1,017,810
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,206,550
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	2,030,000	2,027,929
4.25%, tender 8/1/07 (b)(c)	2,110,000	2,109,937
5.1% 10/1/13	3,005,000	3,130,459
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,035,865
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,323,164
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250,000	13,195,695
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (c)	1,540,000	1,613,643
5.5% 10/1/11 (FGIC Insured) (c)	2,730,000	2,859,184
Jacksonville Port Auth. Seaport 5.625% 11/1/26 (Pre-Refunded to 11/1/10 @ 100) (c)(d)	2,155,000	2,290,205
Jacksonville Sales Tax Rev. 5.25% 10/1/19 (MBIA Insured)	1,500,000	1,625,400
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	8,000,000	8,473,440
Jupiter Wtr. Rev.:
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,081,000
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,253,357
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,075,050
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	3,000,000	3,273,270
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (c)	1,035,000	1,108,092
5.25% 10/1/16 (MBIA Insured) (c)	1,090,000	1,169,232
5.25% 10/1/17 (MBIA Insured) (c)	1,145,000	1,227,039
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Manatee County Port Auth. Port Rev. Series A: - continued
5.25% 10/1/18 (MBIA Insured) (c)	$ 1,205,000	$ 1,291,338
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,368,970
Melbourne Arpt. Rev.:
6.75% 10/1/07 (MBIA Insured) (c)	350,000	355,957
6.75% 10/1/08 (MBIA Insured) (c)	375,000	392,123
6.75% 10/1/09 (MBIA Insured) (c)	400,000	428,640
6.75% 10/1/10 (MBIA Insured) (c)	425,000	466,051
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000,000	5,323,750
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545,000	2,800,442
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010,000	1,026,231
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,056,750
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,484,880
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,368,760
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Proj.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,387,000
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,546,944
Miami-Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	6,005,000	6,329,570
Series C, 5.25% 10/1/10 (MBIA Insured) (c)	3,435,000	3,546,844
Miami-Dade County Edl. Facilities Auth. Rev. Series A:
5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,671,300
5.75% 4/1/29 (AMBAC Insured)	6,520,000	6,935,454
Miami-Dade County Expressway Auth.:
Series B, 5.25% 7/1/25 (FGIC Insured)	2,800,000	3,044,188
6% 7/1/13 (FGIC Insured)	1,200,000	1,297,260
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/35 (FGIC Insured)	3,000,000	3,199,470
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series A, 5.5% 8/15/11 (Escrowed to Maturity) (d)	3,000,000	3,211,740
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender 12/1/07 (b)(c)	2,000,000	1,990,400
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.:
Series A, 5% 8/1/17 (AMBAC Insured) (a)	$ 3,500,000	$ 3,762,255
Series B, 5.5%, tender 5/1/11 (MBIA Insured) (b)	5,400,000	5,741,010
5%, tender 5/1/11 (MBIA Insured) (b)	7,000,000	7,308,770
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,091,170
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	1,000,000	1,099,070
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (b)(c)	2,250,000	2,250,383
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) 6.375% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	2,010,000	2,212,226
(Adventist Health Sys./Sunbelt Obligated Group Proj.): 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (d)	4,000,000	4,422,160
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,446,456
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,407,110
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (c)	100,000	100,067
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,800,000	2,951,424
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,005,000	2,344,892
5% 8/1/16 (MBIA Insured)	2,940,000	3,176,347
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,081,000
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,190,000	1,291,317
Palm Beach County School Board Ctfs. of Prtn.:
Series A, 5.375% 8/1/14 (FSA Insured)	2,060,000	2,228,632
Series D, 5.25% 8/1/17 (FSA Insured)	2,025,000	2,165,150
Pasco County School Board Series A, 5% 8/1/30 (AMBAC Insured)	4,000,000	4,262,440
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/10 (AMBAC Insured) (c)	5,770,000	6,134,606
6% 4/1/11 (AMBAC Insured) (c)	5,900,000	6,382,915
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A, 5% 10/1/35 (FSA Insured)	5,000,000	5,322,350
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (c)	1,500,000	1,574,820
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33 (Pre-Refunded to 5/15/13 @ 100) (d)	$ 3,745,000	$ 4,121,447
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200,000	2,462,592
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	3,000,000	3,179,220
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000,000	2,141,580
Port Orange Gen. Oblig. 5% 4/1/29 (MBIA Insured)	2,015,000	2,160,644
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700,000	4,009,320
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,327,398
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,083,060
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,920,000	2,108,429
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,846,662
St. Johns County School Board 5.25% 7/1/16 (MBIA Insured)	1,400,000	1,542,996
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,232,176
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (MBIA Insured)	1,045,000	1,131,798
Tampa Sales Tax Rev. Series 2001 A:
5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,317,378
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,649,382
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,845,888
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks, Inc. (b)	3,000,000	2,955,480
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	3,000,000	2,935,200
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/16 (FGIC Insured)	1,715,000	1,848,701
5% 10/1/17 (FGIC Insured)	1,805,000	1,936,205
5% 10/1/35 (FGIC Insured)	2,275,000	2,413,229
5.25% 10/1/34 (FGIC Insured)	2,000,000	2,163,240
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690,000	2,923,896
5.25% 7/1/16 (AMBAC Insured)	2,830,000	3,073,974
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	$ 1,000,000	$ 1,042,540
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260,000	1,324,008
Walton County School Board Ctfs. of Prtn.:
5% 7/1/16 (FSA Insured)	1,705,000	1,857,274
5.25% 7/1/18 (FSA Insured)	1,865,000	2,089,938
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,058,060
		418,322,408
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	605,000	650,859
Illinois - 0.4%
Cook County Gen. Oblig. Series B, 5.25% 11/15/26 (MBIA Insured)	200,000	218,204
Illinois Fin. Auth. Rev. (Newman Foundation Proj.) 5% 2/1/32	1,300,000	1,357,785
		1,575,989
New York - 1.4%
New York City Trans. Fin. Auth. Series 1, 5% 7/15/31 (FGIC Insured)	5,000,000	5,403,900
Oneida County Indl. Dev. Agcy. 0% 7/1/17 (MBIA Insured) (a)	1,000,000	663,770
		6,067,670
North Carolina - 0.2%
North Carolina Med. Care Cmnty. Health 5% 10/1/20	1,000,000	1,079,230
Puerto Rico - 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (d)	2,400,000	2,743,968
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	900,000	1,022,895
		3,766,863
South Carolina - 0.2%
Sumter Two School Facilities, Inc. Rev. 5% 12/1/18	1,000,000	1,082,910
Municipal Bonds - continued
	Principal Amount	Value
Texas - 0.5%
Harris County Gen. Oblig. 5.375% 8/15/23 (FSA Insured)	$ 1,000,000	$ 1,073,220
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,000,000	1,087,370
		2,160,590
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $421,967,716)	434,706,519
NET OTHER ASSETS - 1.6%	7,283,555
NET ASSETS - 100%	$ 441,990,074
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a floating rate based on BMA Municipal SWAP Index and pay quarterly a fixed rate equal to 4.125% with Citibank	Aug. 2037	$ 3,000,000	$ (107,886)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $421,666,872. Net unrealized appreciation aggregated $13,039,647, of which $13,872,697 related to appreciated investment securities and $833,050 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

February 28, 2007

1.814102.102

NJT-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 400,000	$ 439,216
New Jersey - 82.6%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	545,000	577,793
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,241,519
Bergen County Impt. Auth. School District Rev. (Wyckoff Township Board of Ed. Proj.) 5.25% 4/1/20	1,770,000	1,953,390
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,902,515
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,608,439
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,184,480
5.25% 8/15/17	1,000,000	1,074,250
5.25% 8/15/19	1,000,000	1,073,740
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/11	2,075,000	2,145,758
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,758,767
Cape May County Muni. Utils. Auth. Series A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,767,840
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,758,864
Egg Hbr. Township School District:
5.5% 7/15/17 (FSA Insured)	1,970,000	2,265,461
5.5% 7/15/18 (FSA Insured)	1,685,000	1,950,590
Essex County Impt. Auth. (County Correctional Facility Proj.) 5.25% 10/1/18 (MBIA Insured)	1,000,000	1,086,290
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,745,325
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,743,400
Series A, 5.25% 11/1/19 (Pre-Refunded to 11/1/13 @ 100) (c)	7,900,000	8,640,546
Series B:
6.375% 11/1/13 (MBIA Insured)	4,000,000	4,631,000
6.375% 11/1/15 (MBIA Insured)	6,630,000	7,916,684
6.375% 11/1/16 (MBIA Insured)	3,490,000	4,223,040
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	$ 2,185,000	$ 2,374,986
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,703,409
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,830,287
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,796,786
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,905,145
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,318,360
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,385,675
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	814,934
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,238,070
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,638,351
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,068,750
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,487,010
5.25% 9/15/17	2,000,000	2,174,680
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,053,651
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,177,433
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	899,054
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	296,369
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,377,803
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,501,115
6.5% 8/1/19 (FSA Insured)	630,000	786,328
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,215,158
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,166,780
New Jersey Econ. Dev. Auth. Rev.:
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,449,350
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,667,500
5.5% 12/15/19 (AMBAC Insured)	14,000,000	16,267,160
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2005 O:
5.125% 3/1/28	$ 11,000,000	$ 11,831,270
5.125% 3/1/30	2,175,000	2,333,210
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,282,150
5.25% 3/1/23	3,340,000	3,632,617
5.25% 3/1/25	3,000,000	3,258,540
5.25% 3/1/26	9,000,000	9,775,620
Series 2005 P:
5.125% 9/1/28	4,000,000	4,306,280
5.25% 9/1/26	8,000,000	8,725,760
Series A, 5.25% 7/1/15 (MBIA Insured)	3,500,000	3,830,890
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13 @ 100) (c)	1,500,000	1,633,485
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @ 100) (c)	2,000,000	2,205,280
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,944,000
Series O, 5.25% 3/1/22	15,700,000	17,097,771
Series S, 5% 9/1/36	5,000,000	5,354,850
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,793,709
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,881,700
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	3,380,559
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	1,030,420
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	4,997,980
5.25% 3/1/10	4,855,000	5,057,696
5.25% 3/1/11	4,605,000	4,842,986
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,165,400
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,316,304
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20 (MBIA Insured)	2,145,000	2,332,216
(Ramapo College Proj.) Series E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,627,005
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,479,232
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10 (Pre-Refunded to 9/1/09 @ 101) (c)	$ 1,675,000	$ 1,765,433
5.5% 9/1/11 (Pre-Refunded to 9/1/09 @ 101) (c)	2,830,000	2,982,792
5.5% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (c)	2,980,000	3,140,890
New Jersey Gen. Oblig. Series 2005 N:
5.5% 7/15/16 (AMBAC Insured)	1,900,000	2,157,146
5.5% 7/15/17 (FGIC Insured)	1,000,000	1,144,430
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	3,806,950
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,201,840
(Kennedy Health Sys. Proj.) Series B, 5.75% 7/1/07 (MBIA Insured)	1,930,000	1,942,931
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,016,460
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,500,000	1,642,575
(South Jersey Hosp. Proj.) 5% 7/1/14	1,620,000	1,713,425
5.375% 11/15/33	2,040,000	2,166,521
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.) 6% 1/1/19 (Escrowed to Maturity) (c)	5,385,000	6,397,542
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	15,895
5.25% 3/1/11 (MBIA Insured)	1,345,000	1,425,229
6% 3/1/14 (MBIA Insured)	4,220,000	4,492,232
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	595,000	680,912
6.5% 1/1/16 (Escrowed to Maturity) (c)	185,000	215,673
Series A, 5% 1/1/25 (FSA Insured)	3,000,000	3,216,300
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,649,110
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,100,000	3,614,135
New Jersey Trans. Trust Fund Auth.:
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	10,000,000	10,983,700
Series 2005 D, 5% 6/15/20	4,000,000	4,293,840
Series 2006 C, 0% 12/15/34 (FSA Insured)	4,000,000	1,236,960
Series A:
5.25% 12/15/14 (MBIA Insured)	5,525,000	6,091,036
5.5% 6/15/12	145,000	156,751
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A:
5.5% 6/15/12 (Escrowed to Maturity) (c)	$ 7,365,000	$ 8,016,950
5.75% 6/15/15 (Escrowed to Maturity) (c)	3,000,000	3,439,500
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,923,588
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,381,800
5.5% 12/15/15 (MBIA Insured)	11,000,000	12,427,800
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,692,850
5.5% 12/15/20 (FGIC Insured)	15,235,000	17,795,544
Series C:
0% 12/15/36 (AMBAC Insured)	2,000,000	565,060
5.25% 6/15/16 (Pre-Refunded to 6/15/15 @ 100) (c)	3,000,000	3,333,300
5.5% 12/15/10 (FSA Insured)	3,000,000	3,191,850
5.5% 12/15/13 (Escrowed to Maturity) (c)	2,820,000	3,130,595
5.5% 12/15/13 (FSA Insured)	8,235,000	9,089,958
5.75% 12/15/12 (FSA Insured)	5,000,000	5,531,250
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,633,102
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (c)	3,000,000	3,167,250
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	1,500,000	1,550,595
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,527,720
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,083,729
Newark Port Auth. Hsg. Auth.:
(City of Newark Redev. Proj.):
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (c)	5,000,000	5,397,900
5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,773,750
(Newark Redev. Proj.) 5.25% 1/1/18 (MBIA Insured)	4,150,000	4,648,332
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,056,144
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,090,860
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	966,840
5.25% 8/1/09 (MBIA Insured)	3,000,000	3,111,570
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,864,519
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,542,000
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,178,140
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	$ 1,145,000	$ 1,197,956
Tobacco Settlement Fing. Corp.:
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	8,217,596
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	3,985,000	4,663,566
7% 6/1/41 (Pre-Refunded to 6/1/13 @ 100) (c)	1,770,000	2,095,875
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,700,320
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,985,598
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,412,440
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. 5% 6/15/29 (MBIA Insured)	1,000,000	1,065,140
		490,562,460
New Jersey/Pennsylvania - 1.5%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
5.25% 7/1/17	1,300,000	1,395,160
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (c)	1,700,000	1,850,246
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,108,900
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,117,620
6% 1/1/18 (FSA Insured)	1,300,000	1,382,576
		8,854,502
New York & New Jersey - 8.7%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,370,701
120th Series, 5.75% 10/15/13 (MBIA Insured) (b)	2,900,000	2,959,566
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,073,020
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	12,000,000	12,741,960
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,603,238
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,393,350
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,218,430
5% 11/1/19 (FSA Insured)	2,800,000	2,997,960
5% 11/1/22 (FSA Insured)	2,190,000	2,340,212
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
134th Series, 5% 1/15/39	$ 4,500,000	$ 4,768,380
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	3,000,000	3,498,270
		51,965,087
Puerto Rico - 5.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (c)	2,100,000	2,400,972
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/16 (FSA Insured)	2,525,000	2,878,323
Series N, 5.25% 7/1/34 (a)	3,000,000	3,530,670
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,331,200
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	7,075,000	7,569,189
Series C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,316,360
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,776,850
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,946,330
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,153,190
Puerto Rico Govt. Dev. Bank 5% 12/1/10	2,500,000	2,599,075
		33,502,159
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $565,211,980)	585,323,424
NET OTHER ASSETS - 1.5%	8,975,373
NET ASSETS - 100%	$ 594,298,797
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $565,135,205. Net unrealized appreciation aggregated $20,188,219, of which $20,351,512 related to appreciated investment securities and $163,293 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007